September 3, 1999

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Money Market Portfolio, Government Portfolio, and Tax-Exempt Portfolio (collectively, the "Portfolios"), each a series of Cash Account Trust (Reg. No. 33-32476) (811-05970) (the "Trust") Post Effective Amendment No. 13 to the Registration Statement on Form N-1A


Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Portfolios pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 13 to the Trust's Registration Statement on Form N-1A (the "Amendment") does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on August 31, 1999.

         Comments or questions concerning this certificate may be directed to Greg Pottle at (617) 295-3033.

                                                        Very Truly Yours,


                                                        CASH ACCOUNT TRUST


                                                  By:   /s/ Caroline Pearson
                                                       -----------------------
                                                       Caroline Pearson
                                                       Assistant Secretary